Fees and Expenses - Destra Flaherty & Crumrine Preferred and Income Fund	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other mutual funds advised by DFC Preferred Advisors LLC (“DFC” or the “Adviser”). Investors purchasing Class I shares as “clean shares” may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 22 of this Prospectus, in the appendix to this Prospectus and in “Purchases” on page 42 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other mutual funds advised by DFC Preferred Advisors LLC (“DFC” or the “Adviser”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees [Table]
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses [Table]
	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.20%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A or Class C shares and $100,000 in Class I shares of the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Redeemed				Not Redeemed
Share Class	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A	$591	$888	$1,207	$2,107	$591	$888	$1,207	$2,107
Class C	$323	$688	$1,180	$2,534	$223	$688	$1,180	$2,534
Class I	$1,223	$3,810	$6,597	$14,546	$1,223	$3,810	$6,597	$14,546

Expense Example Closing [Text Block]	This example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%